[LETTERHEAD OF THE WADSWORTH GROUP]


January 31, 2001


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 497(j)
     Bailard, Biehl & Kaiser Fund Group
     on behalf of the Bailard, Biehl & Kaiser Diversa Fund
     (File #33-8441; 811-4828)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Bailard, Biehl & Kaiser Fund Group, (the "Trust"), does not differ from that contained in Post-Effective Amendment No. 20 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on January 26, 2001.

     If you have any questions, please do not hesitate to call me at (626) 852-1033.


Very truly yours,

/s/ Rochelle Gonzales

Rochelle Gonzales
Mutual Fund Administrator


cc:  Sofi Kyriakidis
     Andre W. Brewster, esq.
     Ted Bradpiece